Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

May 31, 2020

WIR-QTLY-0720
1.802194.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Communications Equipment - 9.5%
Communications Equipment - 9.5%
CommScope Holding Co., Inc. (a)	463,500	$4,778,685
EchoStar Holding Corp. Class A (a)	105,400	3,284,264
Ericsson:
(B Shares)	165,200	1,512,794
(B Shares) sponsored ADR	1,095,200	10,010,128
Motorola Solutions, Inc.	72,168	9,766,495
Nokia Corp. sponsored ADR	479,800	1,895,210
ViaSat, Inc. (a)	68,401	2,872,842
		34,120,418
Diversified Telecommunication Services - 22.9%
Alternative Carriers - 4.1%
GCI Liberty, Inc. (a)	117,600	8,136,744
Iliad SA	36,795	6,469,736
		14,606,480
Integrated Telecommunication Services - 18.8%
AT&T, Inc.	325,000	10,029,500
BCE, Inc.	133,100	5,532,420
Bezeq The Israel Telecommunication Corp. Ltd. (a)	8,178,400	6,963,809
Masmovil Ibercom SA (a)	156,750	3,257,286
Orange SA ADR (b)	1,046,300	12,576,526
Telefonica SA sponsored ADR (b)	735,297	3,500,014
Verizon Communications, Inc.	451,101	25,884,175
		67,743,730

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		82,350,210

Entertainment - 4.0%
Interactive Home Entertainment - 3.7%
Activision Blizzard, Inc.	145,700	10,487,486
Electronic Arts, Inc. (a)	21,800	2,678,784
		13,166,270
Movies & Entertainment - 0.3%
Spotify Technology SA (a)(b)	7,200	1,302,696

TOTAL ENTERTAINMENT		14,468,966

Equity Real Estate Investment Trusts (REITs) - 10.7%
Specialized REITs - 10.7%
American Tower Corp.	121,092	31,262,322
Crown Castle International Corp.	21,401	3,684,396
SBA Communications Corp. Class A	11,400	3,581,082
		38,527,800
Interactive Media & Services - 1.8%
Interactive Media & Services - 1.8%
Facebook, Inc. Class A (a)	28,800	6,482,592
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	2,200	5,373,214
Media - 3.3%
Cable & Satellite - 3.3%
DISH Network Corp. Class A (a)	129,249	4,090,731
Liberty Global PLC Class A (a)	296,500	6,297,660
Liberty Latin America Ltd. Class C (a)	138,300	1,327,680
		11,716,071
Oil, Gas & Consumable Fuels - 2.9%
Oil & Gas Refining & Marketing - 2.9%
Reliance Industries Ltd.	531,800	10,300,482
Reliance Industries Ltd. rights (a)	35,453	104,101
		10,404,583
Road & Rail - 2.1%
Trucking - 2.1%
Lyft, Inc. (a)(b)	237,300	7,417,998
Semiconductors & Semiconductor Equipment - 9.2%
Semiconductors - 9.2%
Marvell Technology Group Ltd.	419,400	13,680,828
NXP Semiconductors NV	32,400	3,113,640
Qualcomm, Inc.	83,450	6,749,436
Skyworks Solutions, Inc.	60,600	7,183,524
Synaptics, Inc. (a)	37,700	2,402,244
		33,129,672
Software - 4.9%
Application Software - 4.8%
LivePerson, Inc. (a)(b)	129,100	4,834,795
RingCentral, Inc. (a)	44,400	12,176,700
Zoom Video Communications, Inc. Class A (a)	300	53,844
		17,065,339
Systems Software - 0.1%
BlackBerry Ltd. (a)	76,401	355,134

TOTAL SOFTWARE		17,420,473

Technology Hardware, Storage & Peripherals - 15.9%
Technology Hardware, Storage & Peripherals - 15.9%
Apple, Inc.	161,005	51,189,931
Samsung Electronics Co. Ltd.	143,280	5,895,626
		57,085,557
Wireless Telecommunication Services - 10.5%
Wireless Telecommunication Services - 10.5%
China Mobile Ltd. sponsored ADR	178,900	6,290,124
Millicom International Cellular SA (b)	168,700	4,101,097
Shenandoah Telecommunications Co.	300	15,783
Spok Holdings, Inc.	1	10
T-Mobile U.S., Inc. (a)	203,178	20,325,927
Vodafone Group PLC sponsored ADR	411,481	6,793,551
		37,526,492
TOTAL COMMON STOCKS
(Cost $275,064,688)		356,024,046

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.11% (c)	4,601,845	4,602,766
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	13,077,548	13,078,855
TOTAL MONEY MARKET FUNDS
(Cost $17,681,621)		17,681,621
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $292,746,309)		373,705,667
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(14,558,157)
NET ASSETS - 100%		$359,147,510

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,130
Fidelity Securities Lending Cash Central Fund	15,819
Total	$16,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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